Reconciliation of Income Tax Expense (Benefit) Computed at Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Components Of Income Tax Expense Benefit [Line Items]
Income tax expense (benefit) computed at the statutory rate	$ 63,066	$ 260,567	$ (30,570)
Dividends-received deductions and tax-exempt interest	(27,849)	(32,037)	(20,015)
State income tax	4,106	(2,049)	6,559
Release AZLPF tax		(5,829)
Accrual of tax contingency reserve	2,180	2,571	2,223
Foreign tax, net	(3,202)	(12,209)	(4,551)
Corporate-owned life insurance	(7,806)	(12,933)	(6,894)
Penalties	(6,174)	6,376	5,377
Other	402	(1,165)	2,912
Income tax expense (benefit) as reported	$ 24,723	$ 203,292	$ (44,959)